Fair Value Measurement - Summary of Activities Related to Fair Value of the Loans Acquired or Purchased (Details) - Loans At Fair Value - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of loans acquired/purchased at beginning of the year (Level 3)		¥ 359,690	¥ 420,483
Fair value at inception of loans acquired/purchased		2,542,351	4,592,538
Cash collection		(3,010,218)	(4,923,343)
Change in fair value	[1]	¥ 507,381	¥ 310,007
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Change in fair value of financial guarantee derivative and loan at fair value	Change in fair value of financial guarantee derivative and loan at fair value
Disposal		¥ (56,564)	¥ (39,995)
Fair value of loans acquired/purchased at end of the year (Level 3)		¥ 342,640	¥ 359,690

[1]	Recognized as “Change in fair value of financial guarantee derivatives and loans at fair value ” on the Consolidated Statements of Operations.